Stock Incentive Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock Incentive Plans [Abstract]
Schedule of Stock Option Activity

Stock option activity under the Plan was as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at December 31, 2024	3,790,702	$1.04	5.98
Granted	30,000	1.82	-
Exercised	(24,420)	-	-
Forfeited	(12,245)	2.78	-
Outstanding at March 31, 2025	3,784,037	$1.64	8.50
Exercisable at March 31, 2025	3,744,271

Stock option activity under the Plan was as follows for the year ended December 31, 2024:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at December 31, 2023, recasted	1,202,724	$0.55	5.85
Granted	3,063,139	1.78	-
Exercised	(60,454)	-	-
Forfeited	(9,127)	0.54	-
Outstanding at December 31, 2024	4,196,282	1.04	5.98
Exercisable at December 31, 2024	4,145,552

Schedule of Fair Value of Options Granted	The assumptions used to calculate the fair value of the options granted during the three months ended March 31, 2025, were as follows:
March 31, 2025
Stock Price	$1.82
Expected term (years)	5.0
Volatility	75.0%
Risk-Free Rate	4.12%
The assumptions used to calculate the fair value of the options granted during the years ended December 31, 2024 are as follows:
December 31, 2024
Stock Price	$3.89
Expected term (years)	2.0
Volatility	75.0%
Risk-Free Rate	4.25%

Schedule of Restricted Stock Unit Activity

Restricted stock unit activity under the Plan was as follows for the year ended December 31, 2024:

	Number of units	Weighted- Average Grant Date Fair Value per Unit

Outstanding at September 12, 2024	-	$-
RSUs granted	405,580	3.08
Vested	(405,580)	3.08
Outstanding at December 31, 2024	-	-